REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of redeemable convertible preferred shares activities

			Series A-2	Series A-3	Series B
			Preferred	Preferred	Preferred
	Series A-1 Preferred Shares		Shares	Shares	Shares
	Carrying	Subscription	Carrying	Carrying	Carrying
RMB	amount	receivable	amount	amount	amount	Total
Balance as of January 1, 2016	129,872,003	(42,857,760)	38,961,592	—	—	125,975,835
Issuance of preferred shares	—	—	—	67,883,227	—	67,883,227
Subscription receivable	—	43,068,820	—	—	—	43,068,820
Foreign currency translation adjustment	8,868,000	(211,060)	2,660,400	4,261,191	—	15,578,531
Balance as of December 31, 2016	138,740,003	—	41,621,992	72,144,418	—	252,506,413
Foreign currency translation adjustment	(8,056,000)	—	(2,416,800)	(4,189,098)	—	(14,661,898)
Balance as of December 31, 2017	130,684,003	—	39,205,192	67,955,320	—	237,844,515
Issuance of preferred shares	—	—	—	181,112,874	161,392,196	342,505,070
Foreign currency translation adjustment	8,090,000	—	2,427,000	21,651,035	15,544,654	47,712,689
Conversion to Ordinary Shares	(138,774,003)	—	(41,632,192)	(270,719,229)	(176,936,850)	(628,062,274)
Balance as of December 31, 2018	—	—	—	—	—	—